Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) ₪ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 09, 2018 USD ($)	Jan. 03, 2018	Sep. 08, 2017	Jun. 22, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	May 09, 2016 USD ($)	Jun. 22, 2014 ILS (₪)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Short-term loans from banks - Current					$ 317,684	$ 213,417
Nominal annual Interest rate					8.00%			8.00%
Proceeds received					$ 1,938,877	799,481	$ 333,549
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					33,000
Top of range [member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								₪ 115,000
Accumulate over 24 months in semi-annual deposits [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					$ 5,800
Accumulate over 24 months in semi-annual deposits [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								₪ 20,000
Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of detailed information about borrowings [line items]
Face amount												$ 100,000
Interest rate basis					LIBOR
Adjustment to interest rate basis					5.00%			5.00%
Maturity			May 9, 2019		2017
Borrowings					$ 100,000	97,000
Overseas Investments Peru Credit Suisse (D) [Member] | Prepayment of debt [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		February 2019
Repayments	$ 101,000
Prepayments	$ 101,000
Overseas Investments Peru Credit Suisse (D) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					5.00%			5.00%
Overseas Investments Peru Credit Suisse (D) [Member] | Middle of range [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					5.75%			5.75%
Overseas Investments Peru Credit Suisse (D) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					6.50%			6.50%
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Face amount														$ 460,000
Reserve account					$ 21,000	19,000
Maturity					2031
Shareholder ownership percentage					14.00%
Amount used from guarantee					$ 1,400	1,200
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪															₪ 1,800,000
Reserve account | ₪								₪ 72,000			₪ 73,000
Amount used from guarantee | ₪								₪ 4,000							₪ 5,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual Interest rate					4.85%			4.85%
OPC Rotem Ltd Lenders Consortium (E) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual Interest rate					5.36%			5.36%
IC Power Asia Development Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					$ 6,600
IC Power Asia Development Ltd [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								₪ 23,000
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					26,500
OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								92,000
Amitim and Menora [Member] | OPC Energy Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 93,000
Amitim and Menora [Member] | OPC Energy Ltd [Member] | Tranche A Bridge Loan [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪													₪ 150,000
Maturity				March 31, 2017
Nominal annual Interest rate				4.85%									4.85%
Prepayments						41,000			$ 7,000
Amitim and Menora [Member] | OPC Energy Ltd [Member] | Tranche B Long Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪													₪ 200,000
Maturity				March 2029
Nominal annual Interest rate				7.75%									7.75%
Prepayments						$ 10,000
Amitim and Menora [Member] | NIS [Member] | OPC Energy Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪													₪ 350,000
Amitim and Menora [Member] | NIS [Member] | OPC Energy Ltd [Member] | Tranche A Bridge Loan [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments | ₪										₪ 23,000	162,000
Amitim and Menora [Member] | NIS [Member] | OPC Energy Ltd [Member] | Tranche B Long Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments | ₪											₪ 38,000
ICPAD [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					5,800
ICPAD [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								20,000
OPC and Verdis [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					16,600
OPC and Verdis [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								57,500
Rotem [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees					$ 16,600
Rotem [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪								₪ 57,500